SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Sep. 30, 2021 USD ($)
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,058,633
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Transfers, Net	0
Significant Unobservable Inputs (Level 3)
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,058,633